COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Litigation

From time to time the Company may be named in claims arising in the ordinary course of business. Currently, no legal proceedings, governmental actions, administrative actions, investigations or claims are pending against the Company or involve the Company that, in the opinion of the Company’s management, could reasonably be expected to have a material adverse effect on the Company’s business and financial condition.

Operating Leases

The Company has leases related to the main office, warehouse space, research and development lab, and engineering office, all located in Reno, Nevada. The leases require annual escalating monthly payments ranging from $60 to $74. In December of 2021, the Company entered into another lease for additional warehouse space located in Reno, Nevada that requires annual escalating monthly payments ranging from $47 to $55. On February 2, 2022, the Company entered into a 124-month lease agreement in Reno, Nevada. The lease calls for monthly base rent of $230, $23 of fixed operating expense costs, and estimated monthly property taxes of $21. The monthly base rent and fixed operating expense costs are subject to escalation of 3% and 2.4%, respectively, on an annual basis. The first payment is due upon substantial completion of construction of the building which is expected to be within 2 years from the effective date. As of December 31, 2022, the lease has not commenced as the Company does not have control over the asset.

The following table presents the breakout of the operating leases as of:

	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	$4,513	$5,709
Short-term operating lease liabilities	1,188	1,082
Long-term operating lease liabilities	3,541	4,694
Total operating lease liabilities	$4,729	$5,776
Weighted average remaining lease term	3.6 years	4.6 years
Weighted average discount rate	5.2%	5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At December 31, 2022, the future minimum lease payments under these operating leases are as follows:

2023	$1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,167
Less imputed interest	438
Total operating lease liabilities	$4,729

		December 31,	December 31,
Lease cost	Classification	2022	2021
Operating lease cost	Cost of goods sold	$1,476	$633
Operating lease cost	Research and development	95	103
Operating lease cost	General and administration	50	42
Operating lease cost	Selling and marketing	49	42
Total lease cost		$1,670	$820

All lease costs included in the schedule above are fixed.

Other Contingencies

See Note 10 for further discussion regarding contingent consideration arising from the April 2022 Asset Purchase agreement with Thomason Jones Company, LLC.

See Note 3 for further discussion regarding the earnout related to the reverse capitalization transaction.